Market Risk - Summary of NIM and EVE Sensitivity of Interest Rate Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
+50bps [member]
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity	£ 207	£ 212
EVE sensitivity (unaudited)	162	95
-50bps [member]
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity	(23)	(125)
EVE sensitivity (unaudited)	£ (124)	£ (213)